Taxes on Income (Details) - Schedule of Deferred Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred research and development expenses	$ 77	$ 261
Intangible assets	168	110
Employee compensation and benefits	28	13
Accrued severance pay		13
Total deferred tax assets	273	397
Deferred tax liabilities:
Intangible assets associated with business combinations	1,465	1,817
Total deferred tax liabilities	$ 1,465	$ 1,817